UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Australia (2.8%)

Challenger, Ltd.	1,653,346	$8,483,238

Origin Energy, Ltd.	819,094	10,774,275

Telstra Corp., Ltd.	2,205,179	10,224,344

		29,481,857
Belgium (0.7%)

Solvay SA	51,330	7,697,625

		7,697,625
Brazil (0.1%)

Bigfoot GmbH (acquired 8/2/13, cost $1,011,174) (Private)(F)(RES)(NON)	46	772,310

		772,310
Canada (2.6%)

Agrium, Inc.	84,500	7,101,757

Intact Financial Corp.	118,023	7,078,745

Suncor Energy, Inc.	354,400	12,671,765

		26,852,267
China (0.9%)

Ctrip.com International, Ltd. ADR(NON)	154,000	8,998,220

		8,998,220
France (11.1%)

Alcatel-Lucent(NON)(S)	1,721,088	6,165,536

BNP Paribas SA	271,448	18,361,428

European Aeronautic Defence and Space Co.	218,009	13,889,897

L'Oreal SA	57,592	9,891,101

Sanofi	251,123	25,469,698

Schneider Electric SA	149,057	12,605,256

Valeo SA	217,173	18,544,820

Veolia Environnement	622,930	10,639,481

		115,567,217
Germany (8.2%)

Daimler AG (Registered Shares)	205,805	16,042,756

Deutsche Post AG	660,412	21,916,051

HeidelbergCement AG	124,158	9,575,810

Henkel AG & Co. KGaA (Preference)	114,938	11,843,972

Merck KGaA	68,683	10,718,071

Siemens AG	118,257	14,248,178

Zalando GmbH (acquired 9/30/13, cost $1,748,712) (Private)(F)(RES)(NON)	39	1,486,450

		85,831,288
Hong Kong (1.5%)

Sands China, Ltd.	1,262,000	7,802,176

Sun Hung Kai Properties, Ltd.	600,988	8,174,968

		15,977,144
India (0.7%)

Tata Motors, Ltd.	1,440,503	7,650,623

		7,650,623
Ireland (1.0%)

Kerry Group PLC Class A	169,712	10,321,441

		10,321,441
Italy (4.2%)

ENI SpA	526,586	12,075,046

Fiat SpA(NON)	1,228,542	9,789,378

Luxottica Group SpA	186,943	9,944,261

UniCredit SpA	1,968,678	12,549,597

		44,358,282
Japan (20.3%)

Ajinomoto Co., Inc.	560,000	7,349,306

Astellas Pharma, Inc.	210,700	10,717,737

Credit Saison Co., Ltd.	402,600	10,890,823

Daikin Industries, Ltd.	192,200	10,187,314

Hitachi, Ltd.	1,261,000	8,300,188

Japan Airlines Co., Ltd. (UR)	143,700	8,683,839

Japan Tobacco, Inc.	596,800	21,432,464

Mitsubishi Corp.	701,900	14,181,529

Nissan Motor Co., Ltd.	968,700	9,697,348

NSK, Ltd.	802,000	8,167,272

Olympus Corp.(NON)	321,200	9,747,592

ORIX Corp.	758,700	12,311,170

Sekisui House, Ltd.	493,000	6,610,448

SoftBank Corp.	222,300	15,355,990

Sumitomo Mitsui Financial Group, Inc.	305,200	14,732,937

Tokyo Gas Co., Ltd.	2,764,000	15,128,257

Toyota Motor Corp.	445,800	28,436,502

		211,930,716
Mexico (0.7%)

Grupo Financiero Banorte SAB de CV	1,164,000	7,252,824

		7,252,824
Netherlands (2.4%)

ING Groep NV(NON)	1,389,535	15,698,486

Ziggo NV	236,155	9,565,303

		25,263,789
Panama (0.6%)

Copa Holdings SA Class A	47,700	6,614,559

		6,614,559
Russia (2.5%)

Magnit OJSC	36,425	9,228,966

Sberbank of Russia ADR	594,901	7,168,557

Yandex NV Class A(NON)	276,000	10,051,920

		26,449,443
Singapore (1.1%)

Ezion Holdings, Ltd.	6,771,000	11,873,740

		11,873,740
South Korea (1.9%)

Samsung Electronics Co., Ltd.	9,451	12,021,790

SK Hynix, Inc.(NON)	274,490	7,726,357

		19,748,147
Spain (2.3%)

Banco Popular Espanol SA(NON)	1,437,670	7,719,517

Grifols SA ADR	295,507	8,947,952

Jazztel PLC(NON)	665,711	7,232,778

		23,900,247
Sweden (2.1%)

Assa Abloy AB Class B	225,166	10,335,626

Nordea Bank AB	913,835	11,019,997

		21,355,623
Switzerland (2.0%)

Compagnie Financiere Richemont SA	212,003	21,238,980

		21,238,980
Taiwan (0.4%)

ASUSTeK Computer, Inc.	252,000	2,007,170

Hermes Microvision, Inc.	77,000	2,241,767

		4,248,937
Thailand (0.6%)

CP ALL PCL	5,325,100	6,000,952

		6,000,952
Turkey (0.6%)

Turk Hava Yollari Anonim Ortakligi (THY)	1,598,812	6,094,331

		6,094,331
United Kingdom (21.6%)

Associated British Foods PLC	458,977	13,939,399

AstraZeneca PLC	305,579	15,907,148

Barclays PLC NPR(NON)	929,260	1,214,786

Barclays PLC	3,717,038	15,976,506

BG Group PLC	665,680	12,721,895

BT Group PLC	2,232,534	12,375,197

Centrica PLC	2,207,686	13,213,171

Compass Group PLC	1,050,775	14,459,356

Glencore Xstrata PLC	2,172,109	11,839,818

Kingfisher PLC	1,500,610	9,374,819

Liberty Global PLC Ser. C(NON)	103,300	7,791,919

Persimmon PLC	403,009	7,085,408

Prudential PLC	797,745	14,864,822

Royal Dutch Shell PLC Class A	661,962	21,861,679

Telecity Group PLC	799,409	10,741,561

Thomas Cook Group PLC(NON)	3,582,842	8,897,609

TUI Travel PLC	1,265,717	7,534,432

Vodafone Group PLC	2,735,500	9,565,568

WPP PLC	797,449	16,395,585

		225,760,678
United States (6.4%)

Apple, Inc.	20,392	9,721,886

Covidien PLC	163,500	9,963,690

KKR & Co. LP	474,500	9,765,210

LyondellBasell Industries NV Class A	155,488	11,386,386

Monsanto Co.	89,465	9,337,462

Tyco International, Ltd.	239,418	8,374,842

Visa, Inc. Class A	45,600	8,714,157

		67,263,633

Total common stocks (cost $868,272,313)		$1,038,504,873

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s, January 15, 2014(i)	$218,700	$220,733

U.S. Treasury Notes 5/8s, August 31, 2017(i)	125,000	123,094

Total U.S. treasury Obligations (cost $343,827)		$343,827

SHORT-TERM INVESTMENTS (1.7%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	2,719,211	$2,719,211

Putnam Cash Collateral Pool, LLC 0.13%(d)	10,948,223	10,948,223

SSgA Prime Money Market Fund 0.02%(P)	740,000	740,000

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.13%, May 29, 2014(SEGSF)	$753,000	752,774

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014	722,000	721,820

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, April 3, 2014	1,641,000	1,640,728

Total short-term investments (cost $17,521,654)		$17,522,756

TOTAL INVESTMENTS

Total investments (cost $886,137,794)(b)		$1,056,371,456

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $198,135,746) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$2,154,319	$2,130,973	$23,346
Barclays Bank PLC
	British Pound	Sell	12/18/13	2,068,925	2,068,809	(116)
	Canadian Dollar	Buy	10/18/13	213,978	213,856	122
	Canadian Dollar	Sell	10/18/13	213,978	209,511	(4,467)
	Euro	Sell	12/18/13	3,226,655	3,123,365	(103,290)
	Hong Kong Dollar	Sell	11/20/13	1,659,708	1,659,772	64
	Japanese Yen	Sell	11/20/13	3,245,166	3,212,511	(32,655)
	Swedish Krona	Buy	12/18/13	3,568,910	3,463,037	105,873
	Swiss Franc	Buy	12/18/13	10,434,961	10,069,037	365,924
Citibank, N.A.
	Australian Dollar	Buy	10/18/13	2,867,517	2,823,363	44,154
	Australian Dollar	Sell	10/18/13	2,867,517	2,773,762	(93,755)
	Danish Krone	Buy	12/18/13	11,703,154	11,398,869	304,285
	Euro	Sell	12/18/13	6,375,370	6,206,873	(168,497)
	Japanese Yen	Sell	11/20/13	5,281,456	5,247,862	(33,594)
Credit Suisse International
	Australian Dollar	Buy	10/18/13	1,385,671	1,227,509	158,162
	Canadian Dollar	Sell	10/18/13	3,394,154	3,289,521	(104,633)
	Norwegian Krone	Buy	12/18/13	757,981	749,342	8,639
	Swiss Franc	Buy	12/18/13	19,555,634	19,200,661	354,973
Deutsche Bank AG
	Euro	Sell	12/18/13	8,939,536	8,703,733	(235,803)
	Swedish Krona	Buy	12/18/13	808,876	735,062	73,814
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	3,156,971	3,108,462	48,509
	Euro	Sell	12/18/13	7,871,111	7,662,036	(209,075)
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/18/13	1,694,683	1,637,547	(57,136)
	Euro	Sell	12/18/13	1,242,436	964,492	(277,944)
	Japanese Yen	Sell	11/20/13	1,274,064	1,262,601	(11,463)
	Norwegian Krone	Buy	12/18/13	8,781,636	8,702,402	79,234
	Singapore Dollar	Buy	11/20/13	3,045,131	2,992,863	52,268
	Swiss Franc	Buy	12/18/13	9,381,362	9,075,388	305,974
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/13	5,827,387	5,736,469	90,918
	Euro	Sell	12/18/13	9,698,638	9,328,867	(369,771)
	Israeli Shekel	Buy	10/18/13	4,778,045	4,610,166	167,879
	Swedish Krona	Sell	12/18/13	2,092,692	2,210,941	118,249
UBS AG
	Australian Dollar	Buy	10/18/13	3,386,969	3,276,764	110,205
	Australian Dollar	Sell	10/18/13	3,386,969	3,334,199	(52,770)
	British Pound	Buy	12/18/13	5,920,713	5,689,447	231,266
	Canadian Dollar	Buy	10/18/13	1,868,454	1,829,133	39,321
	Canadian Dollar	Sell	10/18/13	1,868,454	1,867,250	(1,204)
	Euro	Sell	12/18/13	3,022,740	2,931,413	(91,327)
	Swedish Krona	Buy	12/18/13	5,742,495	5,619,198	123,297
	Swedish Krona	Sell	12/18/13	5,742,495	5,665,672	(76,823)
	Swiss Franc	Buy	12/18/13	10,956,449	10,673,839	282,610
WestPac Banking Corp.
	Euro	Sell	12/18/13	11,760,255	11,449,169	(311,086)

Total						$853,677

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NPR	Nil Paid Rights
OJSC	Open Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,045,940,071.
(b)	The aggregate identified cost on a tax basis is $886,600,543, resulting in gross unrealized appreciation and depreciation of $190,884,724 and $21,113,811, respectively, or net unrealized appreciation of $169,770,913.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,258,760, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$12,523,619	$65,753,728	$75,558,136	$622	$2,719,211
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $10,023,533. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $10,948,223, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 13,300 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligable for receipt of dividends.
At the close of the reporting period, the fund maintained liquid assets totaling $721,727 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	20.9%
	Financials	17.5
	Industrials	12.9
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $808,742 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $633,641 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $208,916.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Australia	$29,481,857	$—	$—
Belgium	7,697,625	—	—
Brazil	—	—	772,310
Canada	26,852,267	—	—
China	8,998,220	—	—
France	115,567,217	—	—
Germany	84,344,838	—	1,486,450
Hong Kong	15,977,144	—	—
India	7,650,623	—	—
Ireland	10,321,441	—	—
Italy	44,358,282	—	—
Japan	211,930,716	—	—
Mexico	7,252,824	—	—
Netherlands	25,263,789	—	—
Panama	6,614,559	—	—
Russia	26,449,443	—	—
Singapore	11,873,740	—	—
South Korea	19,748,147	—	—
Spain	23,900,247	—	—
Sweden	21,355,623	—	—
Switzerland	21,238,980	—	—
Taiwan	4,248,937	—	—
Thailand	6,000,952	—	—
Turkey	6,094,331	—	—
United Kingdom	225,760,678	—	—
United States	67,263,633	—	—
Total common stocks	1,036,246,113	—	2,258,760
U.S. treasury obligations	—	343,827	—
Short-term investments	3,459,211	14,063,545	—

Totals by level	$1,039,705,324	$14,407,372	$2,258,760

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$853,677	$—

Totals by level	$—	$853,677	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$3,089,086	$2,235,409

Total	$3,089,086	$2,235,409

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$297,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013